Gains (losses) from operating activities in the statement of income, included according to their nature (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortization expense
Depreciation of assets not in use	$ (188,157)	$ (212,641)	$ (232,455)
Sub total	(202,264)	(220,827)	(240,526)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Property, plant and equipment	(49)	(1,390)	(5,205)
Intangible assets other than goodwill	1,053	4,990	(1,164)
Goodwill	(140)	(3,254)
Non-current assets and disowned groups held for sale	607
Other expenses, by nature
Investment plan expenses	(18,367)	(11,860)	(14,796)
Non-metallic exploration expenses	(5,537)	(5,864)	(5,322)
Sub total	(1,526,778)	(1,640,664)	(1,549,594)
Total	(25,995)	(36,907)	(53,600)
Other expenses by function [Member]
Depreciation and amortization expense
Depreciation of assets not in use	(136)	(59)	(90)
Sub total	(136)	(59)	(90)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Property, plant and equipment	(49)	(1,390)	0
Intangible assets other than goodwill	(913)	(1,736)	0
Goodwill	(140)	(3,254)	0
Non-current assets and disowned groups held for sale	(607)	0	0
Sub total	(1,709)	(6,380)	0
Other expenses, by nature
Legal expenses	(9,277)	(15,139)	(25,176)
VAT and other unrecoverable taxes	(613)	(1,187)	(1,295)
Fines paid	(145)	(965)	(1,112)
Investment plan expenses	(1,694)	(7,555)	(10,006)
Non-metallic exploration expenses	(5,537)	(5,864)	0
Donations not accepted as tax credit	(5,026)	(4,502)	(5,527)
Reorganization of related businesses	0	6,000	(6,000)
Other operating expenses	(1,858)	(1,256)	(4,394)
Sub total	(24,150)	(30,468)	(53,510)
Total	$ (25,995)	$ (36,907)	$ (53,600)